J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, NY 10017

March 6, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”)
on behalf of the funds (the “Funds”) listed on
Appendix A hereto
File Nos. 333-191837 and 811-22903

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the Funds listed on Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 114 (Amendment No. 116 under the Investment Company Act of 1940) filed electronically on March 1, 2017.

If you have any questions, please call the undersigned at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary

J.P. Morgan Exchange-Traded Fund Trust

Appendix A

J.P. Morgan ETF Funds

Prospectus

JPMorgan Diversified Alternatives ETF

Prospectus and Statement of Additional Information

JPMorgan Diversified Return Emerging Markets Equity ETF

JPMorgan Diversified Return Europe Currency Hedged ETF

JPMorgan Diversified Return Europe Equity ETF

JPMorgan Diversified Return Global Equity ETF

JPMorgan Diversified Return International Currency Hedged ETF

JPMorgan Diversified Return International Equity ETF

JPMorgan Diversified Return U.S. Equity ETF

JPMorgan Diversified Return U.S. Mid Cap Equity ETF